Average Annual Total Returns - PRUDENTIAL DAY ONE 2055 FUND	Sep. 29, 2020	Sep. 28, 2020
Class R1
Average Annual Return:
1 Year	23.48%
Since Inception	9.95%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	23.82%
Since Inception	10.23%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	24.02%
Since Inception	10.40%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	24.16%
Since Inception	10.52%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	24.31%
Since Inception	10.65%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	24.44%
Since Inception	10.76%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year		22.80%
Since Inception		9.36%
Inception Date		Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		15.39%
Since Inception		8.06%
Inception Date		Dec. 13, 2016